SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of financial statement balances and amounts of the VIEs and their subsidiaries and schedule of net revenue and net income, operating, investing and financing cash flows of VIEs

	As of
	December 31, 2019	June 30, 2020
Assets
Current assets
Cash	730,960	888,353
Accounts receivable, net of allowance for doubtful accounts	858,764	1,278,630
VAT recoverable	46,817	45,870
Prepaid expenses	39,124	55,175
Other current assets	32,929	45,152
Total current assets	1,708,594	2,313,180

Property and equipment, net	2,911,727	2,834,443
Intangible assets, net	159,860	149,278
Operating lease right-of-use assets	91,329	169,556
Deferred tax assets	34,157	39,486
Restricted cash	29,508	49,987
VAT recoverable	136,011	123,264
Other non-current assets	75,873	98,761
Total assets	5,147,059	5,777,955

Liabilities
Current liabilities
Short-term borrowings and current portion of long-term borrowings	493,614	536,023
Accounts payable	181,448	243,637
Accrued expenses and other payables	160,401	199,029
Deferred revenue	68,003	52,290
Operating lease liabilities, current	31,869	41,576
Finance lease and other financing obligations, current	125,318	27,339
Total current third-party liabilities	1,060,653	1,099,894

Long-term borrowings, excluding current portion	1,335,084	1,289,454
Operating lease liabilities, non-current	66,387	133,719
Finance lease and other financing obligations, non-current	921,965	986,301
Deferred tax liabilities	76,297	81,302
Other long-term liabilities	29,950	20,496
Total third-party liabilities	3,490,336	3,611,166
Amounts due to GDS Holdings and its non-VIE subsidiaries, net	1,534,768	1,957,479
Total liabilities	5,025,104	5,568,645

	Six-month periods ended June 30,
	2019	2020
	(unaudited)

Net revenue	1,837,452	2,489,175
Net income	7,036	87,354
Net cash provided by operating activities	24,371	261,379
Net cash used in investing activities	(91,297)	(68,734)
Net cash used in financing activities	(4,790)	(14,773)

Schedule of estimated useful lives of property and equipment

Land	Remaining lease terms
Buildings	Shorter of the lease term and 30 years
Data center equipment
- Machinery	10 - 20 years
- Other equipment	3 - 5 years
Leasehold improvement	Shorter of the lease term and the
estimated useful lives of the assets
Furniture and office equipment	3 - 5 years
Vehicles	5 years

Schedule of asset retirement obligations

Asset retirement obligations as of December 31, 2019	52,441
Additions	8,438
Accretion expense	1,840

Asset retirement obligations as of June 30, 2020	62,719

Schedule of weighted-average amortization period of acquired intangible assets

Customer relationships	5-15 years
Licenses	20 years

Schedule of reconciliation of total interest costs to "Interest expenses" as reported in the consolidated statements of operations

	Six-month periods ended June 30,
	2019	2020
	(unaudited)

Total interest costs	510,568	598,296
Less: interest costs capitalized	(43,877)	(29,001)

Interest expenses	466,691	569,295

Schedule of cash and restricted cash deposited in major financial institutions located in PRC, Hong Kong SAR, US and Singapore

	RMB	USD	HKD	JPY	EUR	SGD

In PRC	2,657,679	71,653	—	—	—	—
In Hong Kong SAR	36,301	17,641	210,906	30,909	146	—
In US	—	630,873	—	—	—	—
In Singapore	—	4,258	—	—	—	1,605

Total in original currency	2,693,980	724,425	210,906	30,909	146	1,605
RMB equivalent	2,693,980	5,128,567	192,641	2,034	1,166	8,155